Finance income and costs - Summary of finance income and costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance income and costs
Interest income	₺ 8,711,978	₺ 9,869,230	₺ 5,892,931
Income from money market fund	3,008,831
Income from financial assets carried at fair value	202,147	2,233,632	8,702,488
Cash flow hedges - reclassified to profit or loss			6,212,859
Net fair value gains on derivative financial instruments and interest			2,162,706
Interest income from financial assets	4,918,494	1,481,711	960,936
Finance income	16,841,450	13,584,573	23,931,920
Net foreign exchange losses	(7,366,352)	(4,912,921)	(26,488,339)
Net interest expenses for financial assets and liabilities measured at amortized cost	(14,123,157)	(14,996,147)	(11,031,337)
Net fair value losses on derivative financial instruments and interest	(774,771)	(1,503,427)
Cash flow hedges - reclassified to profit or loss	412,285	(803,095)
Other	(212,028)	(69,994)	(147,242)
Finance costs	(22,064,023)	(22,285,584)	(37,666,918)
Monetary gain (loss)	1,598,366	7,657,905	7,213,152
Net finance costs	(3,624,207)	(1,043,106)	(6,521,846)
Reclassification adjustments on cash flow hedges	412,285	186,626	6,960,313
Reclassification adjustments relating to cost of hedging reserve	0	(989,721)	(747,454)
Interest income on financial assets measured at amortized cost	1,946,505	2,176,235	1,463,282
Interest expense on financial liabilities at amortized cost	(16,069,661)	(17,172,380)	(12,494,618)
Gross foreign exchange gains	28,819,000	14,908,457	39,850,830
Gross foreign exchange losses	₺ (36,185,351)	₺ (19,821,377)	₺ (66,339,170)